Fair Value Measurements of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements of Financial Instruments [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis

	Fair Value Measurements at December 31, 2012 Using
	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
	(In thousands)
Assets:
Commodity derivatives	$--	$78,645	$--	$78,645

Liabilities:
Commodity derivatives	$--	$44,697	$--	$44,697
Interest rate derivatives	--	5,472	--	5,472

Total liabilities	$--	$50,169	$--	$50,169

	Fair Value Measurements at December 31, 2011 Using
	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
	(In thousands)
Assets:
Commodity derivatives	$--	$73,849	$--	$73,849

Liabilities:
Commodity derivatives	$--	$17,658	$--	$17,658
Interest rate derivatives	--	2,396	--	2,396

Total liabilities	$--	$20,054	$--	$20,054